SHAREHOLDERS' EQUITY (Narrative)(Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended			236 Months Ended
	Mar. 13, 2007	Jan. 31, 2011	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Shares issued	1,937,983
Shares issued, value	$ 5,000					$ 16,968
Price per share	$ 2.58
Shares entitled by warrants	1,453,485
Warrants exercise price	3.05
Warrants exercised		581,393	872,092
Shares issued upon warrant exercise		581,393	336,134
Share options issued							9,958,551
Exercised				131,922	436,601	557,407	3,834,167
Options cancelled				52,039	62,894	129,883	4,280,037
Options exercisable				867,134	634,252	697,336	867,134
Weighted-average fair value of options granted				$ 5.32	$ 5.94	$ 4.06
Unrecognized compensation cost related to non-vested employee options				2,093			2,093
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued, vesting period				4 years
Unrecognized compensation cost, recognition period				4 years
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested restricted shares				$ 89			$ 89
Unrecognized compensation cost, recognition period				4 years
Annual vesting rate				25.00%	25.00%
RSUs issued				346,619	331,451
RSUs vested				236,224	153,812
RSUs cancelled				3,425	1,350
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued, term				10 years